Derivative liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative liabilities (Tables)
Schedule of Derivative Liabilities at Fair Value
	Six months ended June 30,
	2022	2021
Derivative Liability balance at December 31,	$-	$749,600
Reclass of derivative	40,442,518	(749,200)
Change in fair value of derivative liabilities	-	(400)
Derivative Liability balance at June 30,	$40,442,518	$-

	2021	2020
Change in fair value of derivative liabilities	$(400)	$(1,179)
Day-one derivative expense	-	(529,537)
Total	$(400)	$(530,716)

Summary of convertible notes and liabilities
	2021	2020
Future value (hurdle return)	NA	$750,000
Number of Periods (remaining days to June 1, 2021 true-up date)	NA	152 days
Interest rate (discount rate)*	NA	0.13%
* The discount rate is a level 3 input

Summary of warrants and changes in fair value inputs and assumptions
	2021	2020
Balances at beginning of period	$749,600	$-
Issuances:
Embedded derivatives	-	748,421
Changes in fair value inputs and assumptions reflected in income	400	1,179
Reclass to additional paid-in-capital	(750,000)	-
Balances at end of period	$-	$749,600